Fair Value Measurement (Schedule of Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs) (Details)) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs [Roll Forward]
Fair value at the beginning of period	$ 2,619	$ 6,991
Settlements		(3,500)
Change in fair value recognized in earnings	696	(872)
Fair value at the end of period	$ 3,315	$ 2,619